INVESTMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of Investments [Abstract]
Disclosure of investments other than investments accounted for using equity method [text block]
6	INVESTMENTS

a)	Investment at fair value through profit or loss and available-for-sale investments consist of the following:

	2017				2016
	Unrealized gross amount				Unrealized gross amount
	Amortized cost	Profits	Losses	Estimated fair value	Amortized cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Investments at fair value through profit or loss (trading) (i)	–	–	–	4,020,811	–	–	–	4,012,184
Interest accrued	–	–	–	3,926	–	–	–	2,835
Total	–	–	–	4,024,737				4,015,019

Available-for-sale investments

Corporate, leasing and subordinated bonds (ii)	7,919,202	460,826	(22,838)	8,357,190	7,902,688	268,421	(121,748)	8,049,361
Certificates of deposit BCRP (iii)	7,906,747	16,960	–	7,923,707	4,796,142	6,466	–	4,802,608
Government Treasury Bonds (iv)	4,308,507	336,561	(4,520)	4,640,548	2,071,110	174,567	(40,315)	2,205,362
Participation in RAL Fund (v)	527,405	–	–	527,405	650,803	–	–	650,803
Securitization instruments (vi)	478,921	35,747	(6,565)	508,103	523,135	19,136	(6,785)	535,486
Restricted mutual funds (vii)	186,407	230,289	–	416,696	194,315	174,103	–	368,418
Participation in mutual funds	398,308	11,458	(200)	409,566	286,534	10,060	(4,256)	292,338
Negotiable certificates of deposit	285,493	5,036	(346)	290,183	57,523	2,889	(8)	60,404
Multilateral organization bonds	165,830	13,897	(224)	179,503	194,906	3,847	(2,157)	196,596
Certificates of Central Bank of Bolivia (viii)	94,692	33	–	94,725	14,643	–	–	14,643
Investment funds	34,703	25,013	(95)	59,621	34,294	23,339	–	57,633
Collateralized mortgage obligation (CMO) (ix)	17,116	7,048	(6)	24,158	21,628	7,618	–	29,246
Commercial paper	5,185	–	–	5,185	5,576	6	(30)	5,552
Hedge funds	48	1,014	–	1,062	87	1,008	–	1,095
U.S. Federal agency bonds	799	80	–	879	1,036	131	–	1,167
	22,329,363	1,143,962	(34,794)	23,438,531	16,754,420	691,591	(175,299)	17,270,712
Shares -
Listed (x)	254,931	496,737	(1,937)	749,731	541,969	711,597	(3,101)	1,250,465
Non-listed	14,770	1,093	–	15,863	6,098	637	–	6,735
	269,701	497,830	(1,937)	765,594	548,067	712,234	(3,101)	1,257,200
Balance before accrued interest	22,599,064	1,641,792	(36,731)	24,204,125	17,302,487	1,403,825	(178,400)	18,527,912
Accrued interest				219,766				157,755
Total				24,423,891				18,685,667

The Management of Credicorp has determined that the unrealized losses of available-for-sale investments at December 31, 2017 and 2016 are of a temporary nature, considering factors such as intended strategy in relation to the identified security or portfolio, its underlying collateral and credit rating of the issuers. During 2017, as a result of the impairment assessment of its available-for-sale investments, the Group recorded an impairment loss of S/0.8 million (S/14.5 million and S/43.8 million during 2016 and 2015, respectively), which is shown in “Impairment loss on available-for-sale investments” in the consolidated statement of income. Also, Management has decided and has the ability to hold each investment for a period of time sufficient to allow for an anticipated recovery in fair value, until the earlier of its anticipated recovery or maturity.

The movement of available-for-sale investments reserves, net of deferred income tax and non-controlling interest, is shown in Note 17(c).

During 2017, the Group has not reclassified instruments from the portfolio available-for-sale investments to investments held to maturity (During the years 2016 and 2015, the Group reclassified instruments from the portfolio available-for-sale investments to held-to-maturity investments which, at the time of the transfer maintained an unrealized profit amounting to S/6.0 million and an unrealized loss amounting to S/12.9 million recorded in equity, respectively). During the years 2017 and 2016, S/2.1 million and S/1.6 million, respectively, were amortized from unrealized results which were recorded in equity, and were transferred to the account “Net gain on sale of securities” of the consolidated statement of income. At December 31, 2017, unrealized profit amounting to S/0.02 million is held in equity, corresponding to the investments which were reclassified in category (unrealized gain amounting to S/2.1 million at December 31, 2016).

At December 31, 2017 and 2016, the maturities and annual market rates of available-for-sale investments are as follows:

	Maturities		Annual effective interest rate
	2017	2016	2017						2016
			S/		US$		Other currencies		S/		US$		Other currencies
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate, leasing and Subordinated bonds	Jan-2018 / Feb-2065	Jan-2017 / Feb-2065	1.37	9.20	0.24	7.55	0.17	7.83	2.88	10.21	0.16	13.46	0.14	9.06
Certificates of deposit BCRP	Jan-2018 / Apr-2019	Jan-2017 / May-2018	3.08	3.17	–	–	–	–	4.27	4.55	–	–	–	–
Government Treasury bonds	Feb-2018 / Feb-2055	Jan-2017 / Feb-2055	1.32	6.25	1.27	6.25	–	–	1.83	7.13	0.33	7.10	–	–
Securitization instruments	Jan-2018 / Sep-2045	Jan-2018 / Sep-2045	4.09	11.75	3.06	6.16	1.68	6.00	4.75	9.30	3.27	9.76	0.50	8.44
Certificates of deposits Central Bank of Bolivia	Jan-2018 / Sep-2018	Mar-2017 / Jun-2017	–	–	–	–	0.50	1.15	–	–	–	–	0.10	0.30
Negotiable certificates of deposits	Jan-2018 / Mar-2033	Jan-2017 / Feb-2026	0.49	4.33	–	–	1.18	4.90	2.10	6.54	0.95	1.98	1.30	6.25
Multilateral organization bonds	Mar-2018 / Feb-2044	Jan-2017 / Feb-2044	2.13	7.04	1.83	2.44	–	–	3.39	7.47	1.67	3.31	–	–
Collateralized mortgage obligations (CMO)	Aug-2020 / Dic-2036	Aug-2020 / Dec-2036	–	–	2.23	9.40	–	–	–	–	2.12	9.79	–	–
U.S. Federal agency bonds	Aug-2035	Aug-2035	–	–	1.66	1.66	–	–	–	–	1.47	1.47	–	–

(i)
At December 31, 2017 the balance includes mainly BCRP certificates of deposit (securities issued at discount through public auctions, negotiated in the Peruvian secondary market and settled in soles) amounting to S/2,102.3 million, government treasury bonds for an amount of S/1,142.0 million, and multilateral organization bonds for S/260.3 million, corporate and leasing bonds for S/238.4 million, listed shares for S/122.4 million and negotiable certificates of deposit for S/60.7 million (S/2,259.9 million, S/526.5 million, S/243.2 million, S/818.8 million, S/114.2 million and S/37.4 million, respectively, at December 31, 2016).

(ii)	At December 31, 2017 the most significant individual unrealized loss amounted to approximately S/2.2 million (S/17.7 million, at December 31, 2016).

(iii)	At December 31, 2017 the Group maintains 79,901 BCRP certificates of deposits (49,504 at December 31, 2016).

(iv)	At December 31, 2017 and 2016, the balance includes the following Government Treasury Bonds:

	2017	2016
	S/(000)	S/(000)
Peruvian sovereign bonds	4,364,172	1,820,240
Bolivian sovereign bonds	106,461	52,462
Colombian sovereign bonds	58,381	212,756
U.S. Federal agency bonds	55,875	90,191
Other	55,659	29,713
Total	4,640,548	2,205,362

Certain treasury bonds were hedged through CCS and IRS, as detailed bellow:

-
At December 31, 2017, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds and foreign government bonds for nominal amounts totaling S/228.8 million and S/55.1 million, respectively (S/236.3 million and S/167.8 million, respectively, at December 31, 2016), See Note 12(b); by means of said CCS, the bonds were economically converted to soles at fixed rate.

-
At December 31, 2017, the Group maintains IRS, which have been designated as fair value hedges of certain Peruvian Government, corporate and international financial entity bonds denominated in U.S Dollars at fixed interest rate for a nominal amount of S/659.5 million (S/760.3 million at December 31, 2016), See Note 12(b); through said IRS these bonds were economically converted to variable interest rates.

(v)
At December 31, 2017, these funds total approximately S/146.2 million in bolivianos and S/381.2 million in U.S. dollars (S/168.4 million in bolivianos and S/482.4 million in U.S. dollars respectively at December 31, 2016) and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(vi)	At December 31, 2017 and 2016, the balance of securitization instruments includes the following:

	2017	2016
	S/(000)	S/(000)
Inmuebles Panamericana	156,186	94,478
Abengoa Transmisión del Norte	82,492	81,581
Concesionaria La Chira S.A.	30,182	30,661
Hunt Oil Company	23,244	175,282
Others below of S/30 million	215,999	153,484
Total	508,103	535,486

At those dates, the bonds have semiannual payments until the year 2025.

The pool of underlying assets, which is traded in the Peruvian secondary market, is mainly made up of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana), accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (Abengoa Transmisión Norte), accounts receivable for collection via banking channels of the charge for drinking water and sanitation service (Concesionaria La Chira) and accounts receivable for the sale of hydrocarbons in Peru (Hunt Oil Company).

(vii)
The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.

(viii)	At December 31, 2017 and 2016, certificates of deposit issued by the Central Bank of Bolivia are mainly denominated in Bolivianos.

(ix)	Collateralized mortgage obligations correspond to senior tranches (“Senior Tranches”)

(x)
Between the years 2016 and 2017, the Group sold through Credicorp Capital Corredores de Bolsa, 100.0 percent of the shares that it held of Banco de Crédito e Inversiones de Chile (hereinafter “BCI Chile”) and 100.0 percent of the shares that it held of Enel Distribución Perú S.A.A. (formerly Edelnor S.A.A.) We present below the sales made:

-
On March 7, 2016, Credicorp signed a Memorandum of Understanding (MOU) with BCI Chile, in which, as a minority shareholder with a 4.06 percent participation in BCI Chile, it stated its intention to sell up to 50.0 percent of said shares.

Credicorp undertook not to sell the remaining 50.0 percent of its shares in BCI Chile during the period of 180 calendar days subsequent to the expiry date of the preferred option of BCI Chile which forms part of the applicable regulations in Chile. The preferred subscription period began on March 21, 2016.

Accordingly, on April 22, 2016, Credicorp sold 50.0 percent of the shares which it held in BCI Chile (2,248,593 shares), at a price of CLP 27,500 (US$41.6) per share, generating cash for approximately US$94.0 million, equivalent to S/302 million. Said sale generated a profit, net of commissions, of approximately S/124.7 million.

-
On September 15, 2017, Credicorp sold the remaining 50.0 percent of shares which it held in BCI Chile (2,286,328 shares), at a price of CLP 39,000 (US$62.3) per share, generating cash for approximately US$142.4 million, equivalent to S/462.8 million. Said sale generated a profit, net of commissions, of approximately S/281.1 million.

-
On October 4, 2017, Credicorp sold in the Lima Stock Exchange all of its position in the shares of Enel Distribución Perú S.A.A. (43,554,445 shares), at a price of S/5.5 per share, generating cash for approximately S/239.5 million. The operation generated a profit, net of commissions, of approximately S/163.7 million.

At December 31, 2017 the unrealized gain on listed shares arises mainly from investment in Alicorp S.A.A. and Inversiones Centenario S.A.A. and totaled S/234.1 million, and S/226.5 million, respectively (S/109.4 million in Alicorp S.A.A., S/166.5 million in Inversiones Centenario S.A.A., S/141.6 million in Enel Distribución Perú S.A.A., and S/81.2 million in BCI Chile, at December 31, 2016).

b)	Held-to-maturity investments consist of the following:

	2017
	Carrying amount	Fair value
	S/(000)	S/(000)

Peruvian sovereign bonds	3,378,046	3,700,535
Bonds of foreign governments	352,205	355,438
Peruvian treasury bonds	217,187	221,799
Corporate bonds	246,284	254,131
Certificates of payment on work progress (CRPAO for its Spanish acronym) (*)	129,443	134,238
	4,323,165	4,666,141
Accrued interest	90,208	90,208
Total	4,413,373	4,756,349

	2016
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds	4,016,340	4,099,001
Bonds of foreign governments	333,133	336,397
Peruvian treasury bonds	234,884	240,166
Corporate bonds	277,998	284,028
Certificates of payment on work progress (CRPAO for its Spanish acronym) (*)	154,449	154,496
	5,016,804	5,114,088
Accrued interest	101,616	101,616
Total	5,118,420	5,215,704

At December 31, 2017, said bonds have maturities between January 2018 and February 2042, accruing interest at an annual effective interest rate between 3.19 percent and 6.09 percent on bonds denominated in soles and between 1.39 percent and 4.55 percent on bonds in U.S. dollar (at December 31, 2016 they show maturities between February 2017 and February 2042, bearing interest at an effective annual interest rate of 1.87 percent and 7.12 percent on bonds denominated in soles and between 0.47 percent and 6.03 percent per year on bonds in U.S. dollars).

At December 31, 2017 and 2016, Credicorp Management has determined that the difference between amortized cost and fair value of held-to-maturity investment is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

At December 31, 2017 the Group has entered into repurchase agreements transactions over corporate bonds, multilateral organization bonds and foreign government bonds accounted for as available-for-sale investments for an estimated fair value of S/2,691.8 million (S/1,598.9 million at December 31, 2016), of which the related liability is presented in “Payables from repurchase agreements and security lending” of the consolidated statement of financial position, See Note 5(c).

Also, at December 31, 2017, the Group maintains repurchase agreements transactions over held-to-maturity investments for an estimated fair value of S/2,725.8 million (S/2,061.6 million at December 31, 2016), the related liability of which is presented in “Payables from repurchase agreements and security lendings” of the consolidated statement of financial position, See Note 5(c).

(*)
At December 31, 2017 and 2016 there are, 217 and 249 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions are held, said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the works undertaken. Said investment has maturities between January 2018 and April 2026, accruing interest at an annual effective rate between 3.90 percent and 5.38 percent.

c)	The table below shows the balance of investments, by maturity groupings, before accrued interest:

	2017
		Available for	Held to
	Trading	sale	maturity
	S/(000)	S/(000)	S/(000)

Until 3 months	1,476,174	4,987,080	334,791
From 3 months to 1 year	1,096,855	3,785,935	68,690
From 1 to 3 years	516,919	2,407,141	1,625,856
From 3 to 5 years	180,739	1,516,653	110,746
Over 5 years	574,293	9,327,327	2,183,082
Without maturity	175,831	2,179,989	-
Total	4,020,811	24,204,125	4,323,165

	2016
		Available for	Held to
	Trading	sale	maturity
	S/(000)	S/(000)	S/(000)

Up to 3 months	341,995	1,260,163	17,655
From 3 months to 1 year	1,723,578	2,835,467	807,319
From 1 to 3 years	1,166,274	2,930,790	956,812
From 3 to 5 years	329,590	1,361,623	1,082,244
Over 5 years	324,417	7,519,715	2,152,774
Without maturity	126,330	2,620,154	-
Total	4,012,184	18,527,912	5,016,804